Income Taxes	12 Months Ended
Jun. 30, 2024
Income Taxes
Income Taxes
14.	Income Taxes

Deferred income tax expense varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate to income before taxes as follows:

	2024	2023
Net income (loss) for the year before taxes	$182,489	$(41,989)
Statutory tax rate	27.0%	27.0%
Income tax recovery at the statutory rate	$49,272	$(11,337)
Non-deductible items and other differences	(55)	5,765
Differences in tax rates	(9,731)	1,009
Change in unrecognised tax benefits	(4,446)	4,563
Deferred income tax expense	$35,040	$—

The significant components of the Company’s deferred tax assets (liabilities) are as follows:

	2024	2023
Non-capital loss carry forwards	$27,537	$20,332
Investment in joint ventures	(52,496)	—
Capital assets	10,216	5,288
Research and development tax credits	2,937	—
Share issuance costs	1,202	314
Lease Liability	258	266
Mineral property interests	49	50
Deferred tax (liabilities) assets	(10,297)	26,250
Unrecognised deferred tax assets	(25,076)	(26,250)
Net deferred income tax liabilities	$(35,373)	$—

During the year ended June 30, 2024, the Company recognised a temporary difference in its income tax provision associated with its Investments in Joint Ventures, which is primarily attributable to the fair value adjustment discussed further in Note 4 – Deconsolidation of subsidiaries. This was recognised because the Company does not control the timing of the reversal of the temporary differences. The temporary differences specifically related to its investments resulted in a $52,496 deferred tax liability associated with its investments. In addition, the Company recognised the benefit of $15,781 of its US deferred tax assets related to tax losses, research and development tax credits and other temporary differences to offset a portion of the deferred tax liability as these will be available to offset any future taxable income generated by its investment in the joint venture.

At June 30, 2024, the Company has available non-capital tax losses for Canadian income tax purposes of approximately $67,534 available for carry-forward to reduce future years’ taxable income, if not utilized, expiring between 2030 and 2044. At June 30, 2024, the Company has available non-capital tax losses for United States income tax purposes of approximately $38,318, available for indefinite carry-forward to reduce future years’ taxable income.